INTERIM CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Revenues		$ 160	$ 943
Cost of revenues		1,455	943
Gross loss		(1,295)	0
Operating expenses:
Research and development expenses, net		23,421	38,211
Selling, general and administrative expenses		14,101	18,930
Total operating expenses		37,522	57,141
Operating loss		(38,817)	(57,141)
Income from warrants remeasurement		1,880	0
Financial income, net		2,261	2,137
Net loss before income tax		(34,676)	(55,004)
Income tax expense (income)		1,294	(171)
Net loss		(35,970)	(54,833)
Net comprehensive loss		$ (35,970)	$ (54,833)
Weighted average number of ordinary shares used in computing basic net loss per share (in shares)	[1]	11,934,325	9,996,616
Weighted average number of ordinary shares used in computing diluted net loss per share (in shares)	[1]	11,934,325	9,996,616
Class A Ordinary Shares
Operating expenses:
Basic net loss per share (in USD per share)	[1]	$ (3.01)	$ (5.49)
Diluted net loss per share (in USD per share)	[1]	$ (3.01)	$ (5.49)
Weighted average number of ordinary shares used in computing basic net loss per share (in shares)		11,934,325	9,996,616
Weighted average number of ordinary shares used in computing diluted net loss per share (in shares)		11,934,325	9,996,616

[1]	Prior period results have been retroactively adjusted to reflect the 1:30 stock reverse split effected on October 18, 2023. See also Note 1 General, for details.